Summary of Significant Accounting Policies - Reconciliation of net loss per ordinary shares (Details) - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Numerator:
Shares excluded from calculation of diluted loss per share	11,876,000	11,876,000	11,876,000	11,876,000
Founder Shares
Numerator:
Weighted average number of shares, common stock subject to repurchase or cancellation			375,000			375,000
Shares excluded from calculation of diluted loss per share						11,876,000
Common stock subject to possible redemption
Numerator:
Allocation of net loss, Basic	$ (63,694)	$ (563,189)	$ (148,930)	$ (1,007,023)
Allocation of net loss, Diluted	$ (63,694)	$ (563,189)	$ (148,930)	$ (1,007,023)
Basic weighted average shares outstanding	770,221	11,500,000	1,363,026	10,610,497		11,058,904
Diluted weighted average shares outstanding	770,221	11,500,000	1,363,026	10,610,497		11,058,904
Basic net loss per ordinary share	$ (0.08)	$ (0.05)	$ (0.11)	$ (0.09)		$ (0.05)
Diluted net loss per ordinary share	$ (0.08)	$ (0.05)	$ (0.11)	$ (0.09)		$ (0.05)
Common stock not subject to possible redemption
Numerator:
Allocation of net loss, Basic	$ (268,843)	$ (159,211)	$ (355,218)	$ (305,786)
Allocation of net loss, Diluted	$ (268,843)	$ (159,211)	$ (355,218)	$ (305,786)
Basic weighted average shares outstanding	3,251,000	3,251,000	3,251,000	3,221,917	2,500,000 [1]	3,236,578	[1]
Diluted weighted average shares outstanding	3,251,000	3,251,000	3,251,000	3,221,917	2,500,000.00	3,236,578	[1]
Basic net loss per ordinary share	$ (0.08)	$ (0.05)	$ (0.11)	$ (0.09)	$ 0.00	$ (0.05)
Diluted net loss per ordinary share	$ (0.08)	$ (0.05)	$ (0.11)	$ (0.09)	$ 0.00	$ (0.05)

[1]	Excludes 375,000 shares for the period April 28, 2021 (inception) through December 31, 2021 that were subject to forfeiture if the overallotment option was not exercised, in full or in part, by the underwriters (Note 5)